Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
From time to time, the Company grants stock options or other stock awards to its employees, including to its named executive officers. The Company grants new-hire option
and RSU awards on or soon after a new hire’s employment start date and currently intends to grant semi-annual employee option and RSU grants in the first and third quarters of each fiscal year, which grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee directors
receive automatic grants of initial and annual stock option awards at the time of a director’s initial appointment or election to our Board of Directors and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director
Compensation Policy, as further described under the

heading, “Director
Compensation—Non-Employee Director
Compensation Policy” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights or similar instruments with option-like features.
The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of awards of stock option, stock appreciation rights or similar instruments and does not seek to time the award of stock options, stock appreciation rights or similar instruments in relation to the Company’s public disclosure of MNPI
. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company
grants new-hire option
and RSU awards on or soon after a new hire’s employment start date and currently intends to grant semi-annual employee option and RSU grants in the first and third quarters of each fiscal year, which grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of awards of stock option, stock appreciation rights or similar instruments and does not seek to time the award of stock options, stock appreciation rights or similar instruments in relation to the Company’s public disclosure of MNPI
.
MNPI Disclosure Timed for Compensation Value	false